Consolidated Statements of Stockholders (Deficit) Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Carrying value of noncontrolling interest on acquisition		$ 10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Parent [Member]
Carrying value of noncontrolling interest on acquisition		10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Common Stock [Member]
Carrying value of noncontrolling interest on acquisition		10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Additional Paid-in Capital [Member]
Carrying value of noncontrolling interest on acquisition		10,400,000
Fair value of warrants		4,055,000
Expenses with private placement financing	877,000
Expenses with issuance of common stock	288,000
Noncontrolling Interest [Member]
Carrying value of noncontrolling interest on acquisition		$ 10,400,000